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                      METROPOLITAN LIFE SEPARATE ACCOUNT E
                PREFERENCE PREMIER(R) VARIABLE ANNUITY CONTRACTS
                  ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

                        SUPPLEMENT DATED OCTOBER 7, 2011
              TO THE PROSPECTUS DATED MAY 1, 2011 (AS SUPPLEMENTED)

This supplements the prospectus dated May 1, 2011 (as supplemented) for the Preference Premier variable annuity contracts issued by Metropolitan Life Insurance Company.

The title on the cover page of the prospectus is revised as follows:

"Preference Premier(R) Variable Annuity Contracts
Issued By Metropolitan Life Insurance Company
(offered between December 12, 2008 and October 7, 2011)"

The Preference Premier variable annuity contracts issued by Metropolitan Life Insurance Company ("MetLife" or "us") and offered by this prospectus are no longer available for new sales after October 7, 2011. For purchases of the contract subject to Regulation No. 60 (11 NYCRR 51) (a "Reg 60 Transaction"), this means that the paperwork we require to initiate the Reg 60 Transaction must be received by your Administrative Office, in good order, before the close of the New York Stock Exchange on October 7, 2011.

In addition, on the Securities and Exchange Commission's EDGAR system, which is available through the Securities and Exchange Commission web site
(http://www.sec.gov), the class (contract) identifier for this contract has been changed to "Preference Premier(R) Variable Annuity Contracts Issued by Metropolitan Life Insurance Company (offered between December 12, 2008 and October 7, 2011)."

This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, if purchased through a MetLife sales representative, write to us at P.O. Box 10342, Des Moines, IA 50306-0342 (Attention: Fulfillment Unit-Preference Premier) or call us at (800) 638-7732 to request a free copy. If purchased through a New England Financial(R) (NEF) sales representative, write to us at P.O. Box 14594, Des Moines, IA 50306-0342 or call us at (800) 435-4117 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

P.O. Box 10342 (MetLife)                               Telephone: (800) 638-7732
P.O. Box 14594 (NEF)                                   Telephone: (800) 435-4117
Des Moines, IA 50306-0342